Common Stock Warrants	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Common Stock Warrants
Common Stock Warrants

Note 13. Common Stock Warrants

On January 1, 2022, the Company granted warrants to purchase shares of the Company’s common stock to a consultant in connection with the issuance of Series C preferred stock as follows: a warrant to purchase 400,000 shares with an exercise price of $1.50 per share, and a term of 5 years; a warrant to purchase 250,000 shares with an exercise price of $2.50 per share, and term of 5 years; and a warrant to purchase 250,000 shares with an exercise price of $2.75 per share, and term of 5 years.

On March 29, 2022, the Company offered 16 warrant holders replacement warrants with an exercise price of $1.50 per common share, in exchange for any warrants exercised at this time at the exercise price of $1.50 per common share. The issuance of replacement warrants has the effect of resetting the conversion price of all outstanding shares of Series C preferred stock to $1.50 per common share and resetting the exercise price of all outstanding warrants to $1.50 per common share in instances where those conversion and exercise prices are above $1.50.

On March 30, 2022, warrants to purchase 600,000 shares of the Company’s common stock were exercised by one warrant holder resulting in $900,000 in cash proceeds being received by the Company. The Company issued replacement warrants to purchase 600,000 shares of the Company’s common stock to such warrant holder.

The following table summarizes common stock warrant activity during the three months ended March 31, 2023:

	Common Stock Warrants	Weighted Average Exercise Price
Outstanding at December 31, 2022	21,984,266	$0.37
Granted	—	—
Exercised	—	—
Forfeited/Cancelled	—	—
Outstanding at March 31, 2023	21,984,266	$0.37	(1)

Exercisable at December 31, 2022	21,984,266	$0.37
Exercisable at March 31, 2023	21,984,266	$0.37

(1)	On March 29, 2022, the Company offered 16 warrant holders replacement warrants with an exercise price of $1.50 per common share, in exchange for any warrants exercised at this time at the exercise price of $1.50 per common share. The issuance of replacement warrants has the effect of resetting the conversion price of all outstanding shares of Series C preferred stock to $1.50 per common share and resetting the exercise price of all outstanding warrants to $1.50 per common share in instances where those conversion and exercise prices are above $1.50.

The weighted average remaining contractual life of all common stock warrants outstanding as of March 31, 2023 was 2.3 years. The aggregate intrinsic value of common stock warrants outstanding as of March 31, 2023 was $0, based on the fair value of the Company’s common stock on March 31, 2023.

Additional information regarding common stock warrants outstanding and exercisable as of March 31, 2023 is as follows:

Warrant		Remaining
Exercise	Warrants	Contractual	Warrants
Price	Outstanding	Life (in years)	Exercisable
$0.175	14,285,714	1.7	14,285,714
0.50	6,318,552	3.7	6,318,552
1.00	300,000	1.0	300,000
1.50	400,000	3.8	400,000
1.53	180,000	1.4	180,000
2.50	250,000	3.8	250,000
2.75	250,000	3.8	250,000
Total	21,948,266		21,948,266

Note 15. Common Stock Warrants

During the year ended December 31, 2022, the Company granted warrants to purchase a total of 900,000 shares of the Company’s common stock to a consultant. In addition, the Company granted fully vested warrants to purchase 600,000 shares of the Company’s common stock to shareholder as replacement for warrants. Using the Black-Scholes model the warrants to purchase 600,000 shares of the Company’s common stock had a grant date fair value of $1,608,000 which was expensed on the grant date. The total fair value of options that vested during the year ended December 31, 2022, was $2,080,501 and is included in stock based compensation expense in the accompanying statement of operations. As of December 31, 2022, the amount of unvested compensation related to the unvested options was $0.

On January 1, 2022, the Company granted warrants to purchase shares of the Company’s common stock to a consultant in connection with the issuance of Series C preferred stock as follows: a warrant to purchase 400,000 shares with an exercise price of $1.50 per share, and a term of 5 years; a warrant to purchase 250,000 shares with an exercise price of $2.50 per share, and term of 5 years; and a warrant to purchase 250,000 shares with an exercise price of $2.75 per share, and term of 5 years.

On March 29, 2022, the Company offered 16 warrant holders replacement warrants with an exercise price of $1.50 per common share, in exchange for any warrants exercised at this time at the exercise price of $1.50 per common share. The issuance of replacement warrants has the effect of resetting the conversion price of all outstanding shares of Series C preferred stock to $1.50 per common share and resetting the exercise price of all outstanding warrants to $1.50 per common share in instances where those conversion and exercise prices are above $1.50.

In late-August and early-September 2022, the Company and holders of Series B and Series C preferred stock entered into Support Agreements (the “Support Agreements”) relating to the Merger. Pursuant to the Support Agreements, the holders of Series B and Series C preferred stock agreed to use its reasonable best efforts to cooperate with the Company in connection with the Merger. The Support Agreement amends the exercise price of all outstanding warrants held by Series B and Series C Preferred Stockholders to $0.50 per common share.

On March 30, 2022, warrants to purchase 600,000 shares of the Company’s common stock were exercised by one warrant holder resulting in $900,000 in cash proceeds being received by the Company. The Company issued replacement warrants to purchase 600,000 shares of the Company’s common stock to such warrant holder.

During the three months ended September 30, 2022, warrants to purchase 166,660 shares of the Company’s common stock were exercised by two warrant holders resulting in $83,330 in cash proceeds being received by the Company, in addition, warrants holders cancelled warrants to purchase 1,210,000 shares of common stock.

During the three months ended December 31, 2022, warrants to purchase 1,120,000 shares of the Company’s common stock were cancelled by the warrant holders.

On March 1, 2021, the Company granted warrants to purchase shares the Company’s common stock to certain consultants as follows: two warrants to purchase 100,000 shares with an exercise price of $0.50 per share, a term of 5 years, and a vesting period of 2 years; and two warrants to purchase 100,000 shares with an exercise price of $1.00 per share, a term of 5 years, and a vesting period of 2 years. Prior to December 31, 2021, warrants to purchase 350,000 shares of the Company’s common stock were forfeited or cancelled leaving outstanding warrants to purchase 50,000 shares of the Company’s common stock at $0.50 per share.

On March 24, 2021, the Company granted warrants to purchase shares the Company’s common stock to a consultant as follows: a warrant to purchase 300,000 shares with an exercise price of $1.00 per share, and a term of 5 years; and, in connection with the issuance of Series B preferred stock, a warrant to purchase 180,000 shares with an exercise price of $1.5278 per share, and term of 5 years.

From August 2021 through October 2021, in connection with the issuance of common stock, the Company issued warrants to acquire 2,933,340 shares of common stock at an exercise price of $1.50 per share, which became exercisable immediately upon issuance and with a term of 5 years. The warrants contain anti-dilution provisions where, if the Company, at any time while the warrant is outstanding, sells or grants any option to purchase, right to reprice, or otherwise dispose of or issue any common stock or common stock equivalents, at an effective price per share less than the exercise price then in effect, the exercise price shall be reduced, and the number of warrant shares shall be increased such that the aggregate exercise price payable hereunder, shall be equal to the aggregate exercise price prior to such adjustment. If at any time after the 6-month anniversary of the closing date there is no effective registration statement, or no current prospectus available for the resale of the warrant shares, then the warrants may be exercised, in whole or in part, on a cashless basis at any time until they expire. Shares of common stock issuable upon exercise of warrants are subject to a 4.99% beneficial ownership limitation, which may increase to 9.99% upon notice to the Company.

On October 12, 2021, the Company granted certain directors warrants to purchase a total of 60,000 shares of the Company’s common stock with an exercise price of $1.50 per share, and a term of 3 years.

On October 20, 2021, the Company granted a director a warrant to purchase 400,000 shares of the Company’s common stock with an exercise price of $1.50 per share, a term of 3 years, and vesting as follows: 20% upon execution of the Services Agreement; 20% on January 20, 2022; 20% on April 20, 2022; 20% on July 20, 2022; and 20% on October 20, 2022.

On October 31, 2021, the Company granted a consultant warrants to purchase 750,000 shares of the Company’s common stock with an exercise price of $1.50 per share, a term of 3 years, and vesting as follows: 40% upon execution of the Services Agreement; 20% on April 1, 2022; 20% on August 1, 2022; and 20% on December 1, 2022.

During December 2021, in connection with the issuance of Series C preferred stock, the Company issued (i) warrants to acquire 1,750,936 shares of Common Stock at an exercise price of $2.50 per share, which became exercisable immediately upon issuance and with a term of 5 years; and (ii) warrants to acquire 1,750,936 shares of Common Stock at an exercise price of $2.75 per share, which became exercisable immediately upon issuance and with a term of 5 years. The warrants contain anti-dilution provisions where, if the Company, at any time while the warrant is outstanding, sells or grants any option to purchase, right to reprice, or otherwise dispose of or issue any common stock or common stock equivalents, at an effective price per share less than the exercise price then in effect, the exercise price shall be reduced, and the number of warrant shares shall be increased such that the aggregate exercise price payable hereunder, shall be equal to the aggregate exercise price prior to such adjustment. If at any time after the 6-month anniversary of the closing date there is no effective registration statement, or no current prospectus available for the resale of the warrant shares, then the warrants may be exercised, in whole or in part, on a cashless basis at any time until they expire. The warrants are callable by the Company if the VWAP as calculated over 20 consecutive trading days exceeds 200% of the then exercise price, and the average daily dollar volume for such measurement period exceeds 100,000 shares per trading day. Shares of common stock issuable upon exercise of warrants are subject to a 4.99% beneficial ownership limitation, which may increase to 9.99% upon notice to the Company.

The following table summarizes common stock warrant activity during the years ended December 31, 2022 and 2021:

	Common Stock Warrants	Weighted Average Exercise Price
Outstanding at December 31, 2020	10,300,000	$0.26
Results of anti-dilution provisions (1)	4,285,714		(1)
Granted	8,525,212	1.91
Exercised	—	—
Forfeited/Cancelled	(650,000)	1.81
Outstanding at December 31, 2021	22,460,926	$0.82
Results of anti-dilution provisions	—	—
Granted	1,500,000	1.48
Exercised	(766,660)	1.28
Forfeited/Cancelled	(1,210,000)	1.50
Outstanding at December 31, 2022	21,984,266	$0.37	(2)

Exercisable at December 31, 2020	10,300,000	$0.26
Exercisable at December 31, 2021	22,460,926	$0.80
Exercisable at December 31, 2022	21,984,266	$0.37	(2)

(1)	On October 31, 2021, as a result of the anti-dilution provisions, the effect of reducing the conversion price of the secured convertible debenture to $0.175 increased the common stock issuable upon the exercise of the series A common stock purchase warrants held cumulatively by related parties Bristol Investment Fund and Barlock Capital Management, LLC, from 10,000,000 to 14,285,714, and decreased the exercise price to $0.175.

(2)	On March 29, 2022, the Company offered 16 warrant holders replacement warrants with an exercise price of $1.50 per common share, in exchange for any warrants exercised at this time at the exercise price of $1.50 per common share. The issuance of replacement warrants has the effect of resetting the conversion price of all outstanding shares of Series C preferred stock to $1.50 per common share and resetting the exercise price of all outstanding warrants to $1.50 per common share in instances where those conversion and exercise prices are above $1.50. Additionally, in late-August and early-September 2022, the Company and holders of Series B and Series C preferred stock entered into the Support Agreements. Pursuant to the Support Agreements, the holders of Series B and Series C preferred stock agreed to use its reasonable best efforts to cooperate with the Company in connection with the Merger. The Support Agreements amend the exercise price of all outstanding warrants held by Series B and Series C Preferred Stockholders to $0.50 per common share.

The following table presents the assumptions used to estimate the fair values based upon a Black-Scholes calculation for the common stock warrants granted during the year ended December 31, 2021 and 2022:

Assumptions
Expected dividend yield	0%
Risk-free interest rate	0.32 – 2.09%
Expected life (in years)	2 -3
Expected volatility	291 -297%

The weighted average remaining contractual life of all common stock warrants outstanding as of December 31, 2022 was 2.56 years. Furthermore, the aggregate intrinsic value of common stock warrants outstanding as of December 31, 2022 was $0, based on the fair value of the Company’s common stock on December 31, 2022.

Additional information regarding common stock warrants outstanding and exercisable as of December 31, 2022 is as follows:

Warrant		Remaining
Exercise	Warrants	Contractual	Warrants
Price	Outstanding	Life (in years)	Exercisable
$0.175	14,285,714	1.9	14,285,714
0.50	6,318,552	3.9	6,318,552
1.00	300,000	1.2	300,000
1.50	400,000	4.0	400,000
1.53	180,000	1.7	180,000
2.50	250,000	4.0	250,000
2.75	250,000	4.0	250,000
Total	21,948,266		21,948,266